TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%